Schedule of Investments (unaudited)	iShares® Yield Optimized Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 10.0%
iShares 3-7 Year Treasury Bond ETF(a)	68,354	$8,288,606

International Fixed Income — 9.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	91,462	8,050,485

Investment Grade Bonds — 29.8%
iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	413,314	21,190,609
iShares 5-10 Year Investment Grade Corporate Bond ETF(a)	68,186	3,601,584
		24,792,193
Mortgage-Backed Securities — 30.2%
iShares MBS ETF(a)	249,792	25,084,113

Non-Investment Grade Bonds — 20.1%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	213,736	16,712,018

Total Long-Term Investments — 99.8%
(Cost: $91,005,731)		82,927,415
Security	Shares	Value

Short-Term Securities

Money Market Funds — 20.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(a)(c)(d)	16,802,886	$16,801,205
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(a)(c)	100,000	100,000

Total Short-Term Securities — 20.4%
(Cost: $16,900,078)		16,901,205

Total Investments in Securities — 120.2%
(Cost: $107,905,809)		99,828,620

Liabilities in Excess of Other Assets — (20.2)%		(16,775,364)

Net Assets — 100.0%		$83,053,256

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,578,706	$—		$(11,764,988	)(a)	$(13,587)	$1,074	$16,801,205	16,802,886	$264,781	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	40,000	(a)	—		—	—	100,000	100,000	232		—
iShares 10+ Year Investment Grade Corporate Bond ETF(c)	2,027,366	1,295,886		(3,168,878)		(179,666)	25,292	—	—	16,732		—
iShares 10-20 Year Treasury Bond ETF(c)	—	2,007,550		(1,737,187)		(270,363)	—	—	—	8,432		—
iShares 1-5 Year Investment Grade Corporate Bond ETF	12,909,445	17,900,000		(9,036,851)		(122,030)	(459,955)	21,190,609	413,314	157,478		14,461
iShares 3-7 Year Treasury Bond ETF	—	21,107,875		(11,873,148)		(616,795)	(329,326)	8,288,606	68,354	63,594		—
iShares 5-10 Year Investment Grade Corporate Bond ETF	—	6,289,582		(2,144,328)		(104,618)	(439,052)	3,601,584	68,186	73,725		11,529
iShares 7-10 Year Treasury Bond ETF(c)	44,245,690	27,626		(43,338,543)		(1,333,142)	398,369	—	—	132,354		—
iShares iBoxx $ High Yield Corporate Bond ETF	29,906,528	608,194		(11,531,966)		(379,211)	(1,891,527)	16,712,018	213,736	732,471		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,722,293	1,176,463		(5,563,365)		(497,160)	(1,787,746)	8,050,485	91,462	353,557		—
iShares MBS ETF	44,989,803	417,537		(17,864,756)		(945,438)	(1,513,033)	25,084,113	249,792	254,272		—
						$(4,462,010)	$(5,995,904)	$99,828,620		$2,057,628		$25,990

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Yield Optimized Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$82,927,415	$—	$—	$82,927,415
Money Market Funds	16,901,205	—	—	16,901,205
	$99,828,620	$—	$—	$99,828,620

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